Discontinued Operations and Assets Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Discontinued Operations and Assets Held for Sale [Abstract]
Schedule of Assets and Liabilities Held for Sale

Assets and liabilities held for sale consist of the following:

	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Assets Held for Sale
Cash and cash equivalents	$—	$1,324	$1,324
Accounts receivable, net of allowance of $18	—	3,698	3,698
Prepaid expenses and other assets	3,704	2,427	6,131
Operating lease right-of-use assets	512	21,127	21,639
Property and equipment, net	71	22,799	22,870
Goodwill	13,861	3,280	17,141
Other intangible assets, net	2,678	9,242	11,920
Total assets held for sale	$20,826	$63,897	$84,723
	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Liabilities Held for Sale
Accounts payable	$—	$1,410	$1,410
Accrued expenses and other liabilities	—	13,290	13,290
Operating lease liabilities	525	24,371	24,896
Notes payable	—	1,909	1,909
Total liabilities held for sale	$525	$40,980	$41,505

The major classes of assets and liabilities included in discontinued operations were as follows:

	GlassRatner & Farber
	September 30, 2025	December 31, 2024

Assets:
Cash and cash equivalents	$—	$8,025
Accounts receivable, net	—	19,704
Prepaid expenses and other assets	2,221	9,222
Operating lease right-of-use assets	—	2,258
Property and equipment, net	—	275
Goodwill	—	30,450
Other intangible assets, net	—	439
Total assets	$2,221	$70,373

Liabilities:
Accounts payable	$—	$1,326
Accrued expenses and other liabilities	830	14,359
Deferred revenue	—	5
Contingent consideration	—	3,092
Operating lease liabilities	—	2,539
Total liabilities	$830	$21,321

correction for an out of period adjustment between the three months ended June 30, 2025 and September 30, 2025. Revenues, expenses and income from discontinued operations for the nine months ended September 30, 2025 were as follows (in thousands):

GlassRatner & Farber Nine Months Ended September 30, 2025
Revenues:
Services and fees	$40,575
Operating expenses:
Selling, general and administrative expenses	34,205
Operating income	6,370
Other income (expense):
Interest income	7
Gain on disposal of discontinued operations	66,795
Interest expense	(1,866)
Income from discontinued operations before income taxes	71,306
Provision for income taxes	(465)
Income from discontinued operations, net of income taxes	$70,841

Revenues, expenses and income (loss) from discontinued operations for the three and nine months ended September 30, 2024 were as follows (in thousands):

	Three Months Ended September 30, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$4,136	$33,605	$23,941	$61,682
Sale of goods	—	6,893	—	6,893
Total revenues	4,136	40,498	23,941	68,575
Operating expenses:
Direct cost of services	—	13,732	—	13,732
Cost of goods sold	—	6,558	—	6,558
Selling, general and administrative	950	13,288	17,630	31,868
Total operating expenses	950	33,578	17,630	52,158
Operating income	3,186	6,920	6,311	16,417
Other income (expense):
Interest income	—	2	6	8
Dividend income	8,899	—	—	8,899
Realized and unrealized losses on investments	(113,234)	—	—	(113,234)
Loss on sale and deconsolidation of businesses	(39,500)	—	—	(39,500)
Interest expense	(690)	(8,841)	—	(9,531)
(Loss) income from discontinued operations before income taxes	(141,339)	(1,919)	6,317	(136,941)
Benefit from (provision for) income	65	1	(112)	(46)
(Loss) income from discontinued operations, net of income taxes	$(141,274)	$(1,918)	$6,205	$(136,987)
	Nine Months Ended September 30, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$13,675	$66,962	$69,383	$150,020
Sale of goods	—	17,477	—	17,477
Total revenues	13,675	84,439	69,383	167,497
Operating expenses:
Direct cost of services	—	18,060	—	18,060
Cost of goods sold	—	14,306	—	14,306
Selling, general and administrative expenses	2,832	37,520	53,568	93,920
Total operating expenses	2,832	69,886	53,568	126,286
Operating income	10,843	14,553	15,815	41,211
Other income (expense):
Interest income	—	4	17	21
Dividend income	26,459	—	—	26,459
Realized and unrealized losses on investments	(108,304)	—	—	(108,304)
Loss on extinguishment of debt	—	—	(163)	(163)
Loss on sale and deconsolidation of businesses	(39,500)	—	—	(39,500)
Interest expense	(2,102)	(25,781)	—	(27,883)
(Loss) income from discontinued operations before income taxes	(112,604)	(11,224)	15,669	(108,159)
(Provision for) benefit from income	—	1	(112)	(111)
(Loss) income from discontinued operations, net of income taxes	$(112,604)	$(11,223)	$15,557	$(108,270)

Cash flows from discontinued operations were as follows:

	Nine Months Ended September 30,
	2025	2024
Net cash from discontinued operations provided by (used in):
Operating activities	$20,156	$41,143
Investing activities	114,032	(1,076)
Financing activities	(142,715)	(39,383)
Effect of foreign currency on cash	502	602
Net (decrease) increase in cash and cash equivalents	$(8,025)	$1,286

Assets and liabilities held for sale consist of the following:

	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Assets Held for Sale
Cash and cash equivalents	$—	$1,324	$1,324
Accounts receivable, net of allowance of $18	—	3,698	3,698
Prepaid expenses and other assets	3,704	2,427	6,131
Operating lease right-of-use assets	512	21,127	21,639
Property and equipment, net	71	22,799	22,870
Goodwill	13,861	3,280	17,141
Other intangible assets, net	2,678	9,242	11,920
Total assets held for sale	$20,826	$63,897	$84,723

Liabilities Held for Sale
Accounts payable	$—	$1,410	$1,410
Accrued expenses and other liabilities	—	13,290	13,290
Operating lease liabilities	525	24,371	24,896
Notes payable	—	1,909	1,909
Total liabilities held for sale	$525	$40,980	$41,505

The major classes of assets and liabilities included in discontinued operations were as follows:

GlassRatner & Farber
December 31, 2024
ASSETS
Assets:
Cash and cash equivalents	$8,025
Accounts receivable, net	19,704
Prepaid expenses and other assets	9,222
Operating lease right-of-use assets	2,258
Property and equipment, net	275
Goodwill	30,450
Other intangible assets, net	439
Total assets	$70,373

LIABILITIES
Liabilities:
Accounts payable	$1,326
Accrued expenses and other liabilities	14,359
Deferred revenue	5
Contingent consideration	3,092
Operating lease liabilities	2,539
Total liabilities	$21,321
	December 31, 2023
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
ASSETS
Assets:
Cash and cash equivalents	$845	$8,429	6,019	$15,293
Securities and other investments owned, at fair value	283,057	—	—	283,057
Accounts receivable, net	3,232	11,228	19,080	33,540
Prepaid expenses and other assets	—	1,655	6,446	8,101
Operating lease right-of-use assets	—	438	2,998	3,436
Property and equipment, net	—	—	431	431
Goodwill	—	5,688	29,599	35,287
Other intangible assets, net	123,769	—	224	123,993
Total assets	$410,903	$27,438	$64,797	$503,138

LIABILITIES
Liabilities:
Accounts payable	$—	$558	583	$1,141
Accrued expenses and other liabilities	1,193	25,350	16,843	43,386
Due to related parties and partners	—	251	—	251
Deferred revenue	724	205	61	990
Operating lease liabilities	—	475	3,364	3,839
Total liabilities	$1,917	$26,839	$20,851	$49,607

Revenues and income (loss) from discontinued operations were as follows (in thousands):

	Year Ended December 31, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$14,755	$80,612	$92,176	$187,543
Sale of goods	—	21,574	—	21,574
Total revenues	14,755	102,186	92,176	209,117
Operating expenses:
Direct cost of services	—	24,363	—	24,363
Cost of goods sold	—	17,992	—	17,992
Selling, general and administrative expenses	3,071	52,425	70,367	125,863
Total operating expenses	3,071	94,780	70,367	168,218
Operating (loss) income	11,684	7,406	21,809	40,899
Other income (expense):
Interest income	—	6	21	27
Dividend income	32,568	—	—	32,568
Realized and unrealized (losses) gains on investments	(109,196)	—	—	(109,196)
Losses on extinguishment of loans and other	(434)	—	(163)	(597)
(Loss) gain on disposal of discontinued operations	(40,782)	258,286	—	217,504
Interest expense	(2,274)	(30,089)	—	(32,363)
(Loss) income from discontinued operations before income taxes	(108,434)	235,609	21,667	148,842
Provision for income taxes	(1,212)	(48)	(112)	(1,372)
(Loss) income from discontinued operations, net of income taxes	$(109,646)	$235,561	$21,555	$147,470
	Year Ended December 31, 2023
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$18,136	$85,484	$77,284	$180,904
Sale of goods	—	74,203	—	74,203
Total revenues	18,136	159,687	77,284	255,107
Operating expenses:
Direct cost of services	—	24,729	—	24,729
Cost of goods sold	—	40,515	—	40,515
Selling, general and administrative expenses	3,379	55,189	60,254	118,822
Total operating expenses	3,379	120,433	60,254	184,066
Operating (loss) income	14,757	39,254	17,030	71,041
Other income (expense):
Interest income	—	—	16	16
Dividend income	35,029	—	—	35,029
Realized and unrealized (losses) gains on investments	(536)	—	—	(536)
Losses on extinguishment of loans and other	—	(750)	—	(750)
Loss from equity method investments	—	(29)	—	(29)
Interest expense	(680)	(30,093)	—	(30,773)
(Loss) income from discontinued operations before income taxes	48,570	8,382	17,046	73,998
Provision for income taxes	—	(2,422)	—	(2,422)
(Loss) income from discontinued operations, net of income taxes	$48,570	$5,960	$17,046	$71,576

Cash flows from discontinued operations were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Net cash from discontinued operations provided by (used in):
Operating activities	$42,907	$58,685
Investing activities	400,038	(6,051)
Financing activities	(447,562)	(91,039)
Effect of foreign currency on cash	(2,636)	2,581
Net decrease in cash, cash equivalents and restricted cash	$(7,253)	$(35,824)

Schedule of Supplemental Disclosures from Cash Flows

Supplemental disclosures from cash flows were as follows:

	Nine Months Ended September 30,
	2025	2024
Interest paid – Continuing Operations	$74,095	$179,695
Interest paid – Discontinued Operations	1,866	25,726
Interest paid – Total	$75,961	$205,421
Taxes paid – Continuing Operations	$2,888	$3,645
Taxes paid – Discontinued Operations	—	2,173
Taxes paid – Total	$2,888	$5,818

Supplemental disclosures from cash flows were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Supplemental disclosures from cash flows:
Interest paid – Continuing Operations	$210,349	$278,110
Interest paid – Discontinued Operations	29,949	37,199
Interest paid – Total	$240,298	$315,309
Taxes paid – Continuing Operations	4,751	20,119
Taxes paid – Discontinued Operations	2,173	2
Taxes paid – Total	$6,924	$20,121